Medical insurance plans (Detail 12.2) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Net periodic expenses		SFr 471	SFr 435	SFr 569
Post-employment medical insurance plan
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Current service cost		0	0
Interest expense related to post-employment benefit obligation		3	3
Net periodic expenses	[1]	3	4	4
UK plan
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Current service cost		0	0
Interest expense related to post-employment benefit obligation		1	1
Net periodic expenses		1	1	1
US plans
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Current service cost		0	0
Interest expense related to post-employment benefit obligation		2	3
Net periodic expenses		2	3	2
UBS AG
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Net periodic expenses		359	433	568
UBS AG | Post-employment medical insurance plan
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Current service cost		0	0
Interest expense related to post-employment benefit obligation		3	3
Net periodic expenses	[1]	3	4	4
UBS AG | UK plan
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Current service cost		0	0
Interest expense related to post-employment benefit obligation		1	1
Net periodic expenses		1	1	1
UBS AG | US plans
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Current service cost		0	0
Interest expense related to post-employment benefit obligation		2	3
Net periodic expenses		SFr 2	SFr 3	SFr 2

[1]	Refer to Note 26b for more information.